IFRS 7 - Disclosure - Market Risk - Summary of Market Risks by Type of Risks (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Market Risk [line items]
Total VaR (one-day measure)	$ 7.9	$ 13.3
Stressed total VaR (one-day measure)	33.2	30.2
IRC (one-year measure)	182.3	175.3
Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	5.7	7.3
Credit spread risk [member]
Market Risk [line items]
Total VaR (one-day measure)	8.4	7.0
Equity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	6.5	3.7
Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.6	2.0
Commodity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.3	2.4
Debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.9	3.0
Diversification effect [member]
Market Risk [line items]
Total VaR (one-day measure)	(18.5)	(12.1)
High [Member]
Market Risk [line items]
Total VaR (one-day measure)	13.9	22.0
Stressed total VaR (one-day measure)	40.8	34.1
IRC (one-year measure)	266.4	279.5
High [Member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	15.0	10.6
High [Member] | Credit spread risk [member]
Market Risk [line items]
Total VaR (one-day measure)	11.8	12.2
High [Member] | Equity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	7.8	13.5
High [Member] | Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.8	7.0
High [Member] | Commodity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	6.1	7.9
High [Member] | Debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	5.7	3.9
Low [Member]
Market Risk [line items]
Total VaR (one-day measure)	4.6	3.8
Stressed total VaR (one-day measure)	15.3	7.4
IRC (one-year measure)	144.6	141.8
Low [Member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	4.1	3.5
Low [Member] | Credit spread risk [member]
Market Risk [line items]
Total VaR (one-day measure)	5.8	1.3
Low [Member] | Equity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.3	1.5
Low [Member] | Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	0.4	0.4
Low [Member] | Commodity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.0	1.1
Low [Member] | Debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.1	1.5
Average risk [member]
Market Risk [line items]
Total VaR (one-day measure)	7.6	8.5
Stressed total VaR (one-day measure)	28.0	18.9
IRC (one-year measure)	203.5	197.9
Average risk [member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	8.7	6.1
Average risk [member] | Credit spread risk [member]
Market Risk [line items]
Total VaR (one-day measure)	8.5	5.4
Average risk [member] | Equity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	4.1	3.8
Average risk [member] | Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.4	1.8
Average risk [member] | Commodity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.0	3.1
Average risk [member] | Debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.1	2.5
Average risk [member] | Diversification effect [member]
Market Risk [line items]
Total VaR (one-day measure)	$ (21.2)	$ (14.2)